[front cover]

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH
GROWTH FUND

ANNUAL REPORT
December 31, 1995
[graphic of figure climbing to stars]

WHAT'S INSIDE

From the Chairman:
1995: An outstanding
year for investors

Portfolio Manager's Review:
Strong returns
from growth stocks

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

From the Chairman

To Our Shareholders:

We have reluctantly bid farewell to 1995, an outstanding year for most of our investors. Stocks and bonds achieved their best results in many years. 1995 offered a uniquely positive combination of moderate economic growth, low inflation, falling interest rates, and strong corporate profits.

Looking ahead

We are cautiously optimistic about 1996. There are several positive signs. Inflation and interest rates remain low and the economy may be able to sustain modest growth. On January 31, the Federal Reserve lowered short-term interest rates by one-quarter point. This was the Fed's second interest-rate cut in less than two months.

Benefits of professional management

1996 may be a year in which the benefits of professional management will be more evident than ever. It can be reassuring to know that an experienced portfolio manager is working on your behalf, paying close attention to market conditions and economic indicators. We appreciate your trust.

Top-rated service

We work extremely hard to provide the highest-quality service to shareholders. Recently, State Street Research received two prestigious awards from Dalbar, an organization that rates mutual fund companies for their service. We were one of only seven firms to receive the Dalbar Quality Tested Service Seal, which recognizes leaders in all key service areas. Dalbar also awarded us Dalbar Key Honors, recognizing our service quality in written and telephone communications to shareholders.

Best wishes for a successful 1996.

Sincerely,
[Signature of Ralph F. Verni]
Ralph F. Verni
Chairman
January 31, 1996

1+31.71% for Class B shares; +33.02% for Class C shares; +31.57% for Class D shares.

2Investment results are based on an assumed $10,000 investment at "A" share maximum sales charge of 4.5%; thus, the net amount invested was $9,550. Also assumes reinvestment of capital gain distributions and income dividends. No adjustment has been made for income taxes payable by shareholders on income dividends or capital gain distributions.

3All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. During the periods prior to 1993 that shares of the Fund were not offered to the general public, the Fund was not subject to the cash inflows or higher redemptions or expenses that have occurred since 1993, when the Fund commenced a continuous public offering. Performance for a class includes periods prior to the adoption of class designations. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and institutions. Performance prior to class designations in 1993 does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" and "D" shares, which will reduce subsequent performance.

4Performance reflects up to maximum 4.5% front- end or 5% contingent deferred sales charges.

5Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

Please note that the discussion throughout this shareholder report is dated as indicated and because of possible changes in viewpoint, data, and transactions, should not be relied upon as being current thereafter.

Fund Information (all data are for periods ended December 31, 1995)

Total value of $10,000 invested on January 1, 1986(2)
(Class A shares, at maximum applicable sales charge)

*************************[MOUNTAIN CHART]************************************
                       1/86    9550
                      12/86   10827
                      12/87   11844
                      12/88   12942
                      12/89   18097
                      12/90   16982
                      12/91   21529
                      12/92   22758
                      12/93   24734
                      12/94   23787
                      12/95   31535
*******************************************************************************

SEC Average Annual Compound
Rates of Return
(at maximum applicable sales charge)3,4
               10         5
             Years     Years     1 Year
--------     -------    ------   --------
Class A      +12.17%   +12.14%    +26.61%
Class B      +12.43%   +12.43%    +26.80%
Class C      +12.75%   +13.31%    +33.02%
Class D      +12.43%   +12.66%    +30.59%
========      =====      ====      ======

Cumulative Total Returns
(do not reflect sales charge)3,5
               10         5
             Years     Years     1 Year
--------     -------    ------   --------
Class A     +230.21%   +85.69%    +32.57%
Class B     +222.78%   +81.51%    +31.71%
Class C     +232.12%   +86.77%    +33.02%
Class D     +222.66%   +81.45%    +31.57%
========      =====      ====      ======

Top 5 Equity Industries
(by percentage of net assets)

Retail                         12.4%
Recreation                      7.5%
Textile and apparel             7.2%
Computer software and service   6.9%
Insurance                       6.1%
Total: 40.1%

Portfolio Manager's Review

[picture of Federick R. Kobrick]
Frederick R. Kobrick
Portfolio Manager

State Street Research Growth Fund rewarded investors with outstanding performance in 1995. For the 12 months ended December 31, 1995, Class A shares of the Fund posted a total return of +32.57% (does not reflect sales charge).(1) The Fund outperformed the +30.79% average return for the 572 funds in Lipper Analytical Services' Growth Funds category over the same time period (does not reflect sales charges).

Management strategy

Growth Fund prospered from both a booming stock market and successful stock selection. The market benefited from low inflation, a healthy bond market, a slower economy, and strong corporate profits. Our "bottom-up" stock-selection strategy--which focuses on the growth prospects of individual companies-- served us well in 1995.

Technology

Technology stocks led the market most of the year, and we participated and profited from our involvement in this tech stock rally. The fourth quarter saw some personal computer and semiconductor stocks fall out of favor with the market, which hurt our performance somewhat. We reviewed the technology sector and made numerous portfolio changes. By year-end, we reduced our technology holdings to 21% of the total portfolio and eliminated semiconductor stocks altogether. Our current technology holdings are primarily stocks of software and service companies that offer products to increase productivity.

Retail

While retail stocks as a sector of the market did not fare very well in 1995, we had success with a number of our holdings. Overall retail sales were down all year, and a lack of consumer confidence was a likely culprit. For the most part, we targeted specialty retailers that concentrate in a specific niche and achieve a substantial market share. One such company is Sunglass Hut International, our largest holding in both the retail sector and the overall portfolio.

Textile and apparel

Like retail, the textile and apparel component of our portfolio primarily focused on companies that specialize. We believe that some of the best apparel makers do their own design as well as have their own outlets. As of December 31, 1995, all of the textile stocks in the portfolio also offered retail operations. Tommy Hilfiger, one of our ten largest holdings, designs, manufactures, and sells its own line of clothing.

Insurance

We increased our holdings in insurance stocks last year because we saw some companies taking positive steps towards profitability through cost cutting. Some of these stocks also offered good value, which we look for. Our largest holding in this area is Travelers Group.

Looking ahead

We will continue to manage Growth Fund actively to keep it positioned in stocks that offer promising outlooks and values. We are making portfolio shifts toward larger, more seasoned companies with longer operating histories. 1996's market is already proving to be more volatile, but we are confident that our portfolio structure will benefit over the long term. December 31, 1995

Top 10 Stock Positions

(by percentage of net assets)

1   Sunglass Hut Specialty retailer              4.3%
2   HFS Hotel reservation service                3.9%
3   Tommy Hilfiger Apparel designer/manufacturer 3.0%
4   Gucci Apparel designer/manufacturer          2.8%
5   Northwest Airlines Airline                   2.7%
6   Halliburton Oil industry supplier            2.5%
7   Boeing Aircraft manufacturer                 2.5%
8   Digital Office equipment company             2.5%
9   Travelers Group Financial services company   2.4%
10  Walt Disney Entertainment giant              2.4%

These securities represent an aggregate of 29.0% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Best and Worst Contributors to Performance
(January 1, 1995 through December 31, 1995)

Best (triangle pointing up)
HFS
  Expansion into related markets helped this reservation-service provider.

Tommy Hilfiger
  Clothing designer/retailer benefited from strong demand.

Intel
  Profited from booming demand for its Pentium processor.

Worst (triangle pointing down)

Softkey International
  Company's aggressive expansion made many investors nervous.

Texas Instruments
  Semiconductor manufacturer hurt by weakening demand.

Gateway 2000
  Investor apprehension about P.C. market contributed to stock's decline.

State Street Research Growth Fund
Investment Portfolio
December 31, 1995

                                                             Value
                                              Shares       (Note 1)
-------------------------------------------     ------   -------------
Common Stocks 95.2%
Basic Industries 7.6%
Diversified 1.2%
Loews Corp.                                    29,600    $  2,319,900
                                                           -----------
Electrical Equipment 2.3%
General Electric Co.                           65,000       4,680,000
                                                           -----------
Machinery 4.1%
AGCO Corp.                                     25,700       1,310,700
Case Corp.                                     27,300       1,248,975
Elsag Bailey Financing Trust Cv. Pfd.*         31,100       1,558,888
Elsag Bailey Processing Automation N.V.*       37,500       1,007,812
UCAR International, Inc.*                      41,800       1,410,750
Waters Corp.*                                  23,200         423,400
Wolverine Tube, Inc.*                          35,800       1,342,500
                                                           -----------
                                                            8,303,025
                                                           -----------
Total Basic Industries                                     15,302,925
                                                           -----------
Consumer Cyclical 36.8%
Airline 4.1%
Continental Airlines, Inc. Cl. B*              21,200         922,200
Continental Airlines Financing Trust Pfd.*+    34,500       1,897,500
Northwest Airlines Corp. Cl. A*               108,500       5,533,500
                                                           -----------
                                                            8,353,200
                                                           -----------
Hotel & Restaurant 5.6%
Extended Stay America, Inc.*                    5,400         148,500
HFS, Inc.*                                     97,100       7,937,925
Lone Star Steakhouse & Saloon, Inc.*           49,500       1,899,563
Renaissance Hotel Group N.V.*                  56,000       1,428,000
                                                           -----------
                                                           11,413,988
                                                           -----------
Recreation 7.5%
American Radio Systems Corp.*                  15,400         431,200
Brunswick Corp.                               165,000       3,960,000
Walt Disney Co.                                80,800       4,767,200
Evergreen Media Corp.                          30,600         979,200
Infinity Broadcasting Corp.*                   70,600       2,629,850
Oakley, Inc.*                                  56,600       1,924,400
Silver King Communications, Inc.*              10,400         361,400
                                                           -----------
                                                           15,053,250
                                                           -----------
Retail Trade 12.4%
BT Office Products International, Inc.*        87,200       1,395,200
Baby Superstores, Inc.*                        24,200       1,379,400
Corporate Express, Inc.*                      124,900       3,762,613
General Nutrition Centers, Inc.*               90,200       2,074,600
Gucci Group N.V.*                             146,200       5,683,525
Office Depot, Inc.*                           108,700       2,146,825
Sunglass Hut International, Inc.*             361,400       8,583,250
                                                           -----------
                                                           25,025,413
                                                           -----------
Textile & Apparel 7.2%
Adidas ADR+*                                             $
                                               12,600         330,876
Authentic Fitness Corp.                        19,500         404,625
Men's Wearhouse, Inc.*                        156,900       4,040,175
Nautica Enterprises, Inc.*                     83,000       3,631,250
Tommy Hilfiger Corp.*                         143,700       6,089,288
                                                           -----------
                                                           14,496,214
                                                           -----------
Total Consumer Cyclical                                    74,342,065
                                                           -----------
Consumer Staple 15.5%
Business Service 4.2%
HBO & Co.                                      38,800       2,973,050
Medaphis Corp.*                                70,000       2,590,000
Republic Waste Industries, Inc.*               79,200       2,861,100
                                                           -----------
                                                            8,424,150
                                                           -----------
Drug 1.4%
SmithKline Beecham PLC ADR                     50,000       2,775,000
                                                           -----------
Food & Beverage 4.7%
Coca-Cola Co.                                  61,000       4,529,250
Coca-Cola Enterprises                          82,200       2,198,850
Starbucks Corp.*                              126,600       2,658,600
                                                           -----------
                                                            9,386,700
                                                           -----------
Hospital Supply 2.8%
Abbott Laboratories                            80,432       3,358,036
Medtronic, Inc.                                40,000       2,235,000
                                                           -----------
                                                            5,593,036
                                                           -----------
Personal Care 0.1%
De Rigo SPA ADR*                                6,700         152,425
Estee Lauder Co., Inc.*                         3,700         129,038
                                                           -----------
                                                              281,463
                                                           -----------
Printing & Publishing 0.0%
CKS Group, Inc.*                                2,300          89,700
                                                           -----------
Tobacco 2.3%
Philip Morris Companies, Inc.                  51,000       4,615,500
                                                           -----------
Total Consumer Staple                                      31,165,549
                                                           -----------
Energy 3.1%
Oil 3.1%
Halliburton Co.                               100,100       5,067,562
McDermott International Inc.                   58,100       1,278,200
                                                           -----------
                                                            6,345,762
                                                           -----------
Total Energy                                                6,345,762
                                                           -----------

The accompanying notes are an integral part of the financial statements.

                                       3


-----------
Finance 7.9%
Financial Service 1.8%
Countrywide Credit Industries, Inc.           114,700    $  2,494,725
Green Tree Financial Corp.                     46,000       1,213,250
                                                           -----------
                                                            3,707,975
                                                           -----------
Insurance 6.1%
Allstate Corp.                                 85,500       3,516,187
AMBAC, Inc.                                    47,900       2,245,313
W.R. Berkley Corp.                             15,000         806,250
Equitable Companies, Inc.                      37,000         888,000
Travelers Group, Inc.                          77,200       4,853,950
                                                           -----------
                                                           12,309,700
                                                           -----------
Total Finance                                              16,017,675
                                                           -----------
Science & Technology 21.4%
Aerospace 4.8%
Boeing Co.                                     64,000       5,016,000
United Technologies Corp.                      50,200       4,762,725
                                                           -----------
                                                            9,778,725
                                                           -----------
Computer Software & Service 6.9%
Bay Networks, Inc.*                            54,650       2,247,481
Cabletron Systems, Inc.*                       14,700       1,190,700
CheckFree Corp.*                                8,600         184,900
Geoworks*                                       2,300          43,700
Informix Corp.*                                43,000       1,290,000
Parametric Technology Corp.*                   44,600       2,965,900
PeopleSoft, Inc.*                              70,600       3,035,800
Softkey International, Inc.*                  122,600       2,835,125
Visioneer Communications, Inc.*                 3,000          66,750
                                                           -----------
                                                           13,860,356
                                                           -----------
Electronic Components 4.1%
AMP, Inc.                                     100,000       3,837,500
DST Systems, Inc.*                             68,400       1,949,400
Sanmina Holdings, Inc.*                        48,900       2,536,687
                                                           -----------
                                                            8,323,587
                                                           -----------
Electronic Equipment 0.8%
Exide Electronics Group, Inc.*                  9,800         144,550
Glenayre Technologies, Inc.*                   22,400       1,394,400
Perkin-Elmer Corp.                                200           7,550
                                                           -----------
                                                            1,546,500
                                                           -----------
Office Equipment 4.8%
Digital Equipment Corp.*                       77,400       4,963,275
Gateway 2000, Inc.*                            46,200       1,131,900
Network General Corp.*                         11,100         370,462
Office Equipment (cont'd)
Sun Microsystems, Inc.*                        71,800    $  3,275,875
                                                           -----------
                                                            9,741,512
                                                           -----------
Total Science & Technology                                 43,250,680
                                                           -----------
Utility 2.9%
Telephone 2.9%
Mobile Media Corp. Cl.A*                       11,800         262,550
Newbridge Networks Corp.*                     107,500       4,447,812
Total Access Communications Public Co.
  Ltd.*                                       174,400       1,133,600
                                                           -----------
                                                            5,843,962
                                                           -----------
Total Utility                                               5,843,962
                                                           -----------
Total Common Stocks (Cost $161,033,573)                   192,268,618
                                                           -----------


                                 Principal    Maturity
                                   Amount       Date
-----------------------------     ---------    --------   -------------
Convertible Bonds 1.0%
Starbucks Corp. Cv. Sub.
  Deb., 4.25%                   $1,900,000   11/1/2002       2,014,000
                                                            -----------
Total Convertible Bonds (Cost $1,900,124)                    2,014,000
                                                            -----------
Commercial Paper 4.7%
Ford Motor Credit Co., 5.90%       484,000    1/2/1996         484,000
Ford Motor Credit Co., 5.77%     1,924,000    1/2/1996       1,924,000
Household Finance Corp.,
  5.50%                          7,055,000    1/4/1996       7,055,000
                                                            -----------
Total Commercial Paper (Cost $9,463,000)                     9,463,000
                                                            -----------
Total Investments (Cost $172,396,697)--100.9%              203,745,618
Cash and Other Assets, Less Liabilities--(0.9)%             (1,877,626)
                                                            -----------
Net Assets--100.0%                                        $201,867,992
                                                            ===========
Federal Income Tax Information:

At December 31, 1995, the net unrealized appreciation
  of investments based on cost for Federal income tax
  purposes of $171,662,547 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost                                           $ 37,433,992
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                                (5,350,921)
                                                            -----------
                                                          $ 32,083,071
                                                            ===========

-------------------------------------------------------------------------------
* Nonincome-producing securities
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1995 were $2,028,748 and $2,228,376 (1.10%
  of net assets), respectively.


The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
December 31, 1995
Statement of Operations
For the year ended December 31, 1995

Assets
Investments, at value (Cost $172,396,697) (Note 1)    $203,745,618
Cash                                                         1,717
Receivable for securities sold                          39,848,936
Receivable for fund shares sold                          2,232,762
Dividends and interest receivable                          202,150
Other assets                                                 2,107
                                                        -----------
                                                       246,033,290
Liabilities
Capital gains distribution payable                      39,583,431
Payable for securities purchased                         4,356,446
Accrued management fee (Note 2)                             91,655
Accrued transfer agent and shareholder services
  (Note 2)                                                  20,026
Payable for fund shares redeemed                            11,069
Accrued trustees' fees (Note 2)                             10,574
Accrued distribution and service fees (Note 4)               7,528
Other accrued expenses                                      84,569
                                                        -----------
                                                        44,165,298
                                                        -----------
Net Assets                                            $201,867,992
                                                        ===========
Net Assets consist of:
 Undistributed net investment income                  $    206,529
 Unrealized appreciation of investments                 31,348,921
 Distribution in excess of net realized gains             (662,655)
 Shares of beneficial interest (Note 5)                170,975,197
                                                        -----------
                                                      $201,867,992
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($2,378,920 / 338,988 shares of
  beneficial interest)                                        $7.02
                                                        ===========
Maximum Offering Price per share of Class A shares
  ($7.02 / .955)                                              $7.35
                                                        ===========
Net Asset Value and offering price per share of
  Class B shares ($10,683,834 / 1,551,711 shares
  of beneficial interest)*                                    $6.89
                                                        ===========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($186,688,522
  / 26,577,304 shares of beneficial interest)                 $7.02
                                                        ===========
Net Asset Value and offering price per share of
  Class D shares ($2,116,716 / 307,691 shares of
  beneficial interest)*                                       $6.88
                                                        ===========

   * Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

Investment Income
Dividends, net of foreign taxes of $15,443              $ 2,126,752
Interest                                                    330,634
                                                          ---------
                                                          2,457,386
Expenses
Management fee (Note 2)                                   1,089,143
Custodian fee                                               129,992
Transfer agent and shareholder services (Note 2)             74,859
Registration fees                                            50,700
Trustees' fees (Note 2)                                      35,782
Reports to shareholders                                      32,853
Audit fee                                                    24,346
Legal fee                                                     3,624
Service fee--Class A (Note 4)                                 3,372
Distribution and service fees--Class B (Note 4)              51,224
Distribution and service fees--Class D (Note 4)              11,345
Miscellaneous                                                28,809
                                                          ---------
                                                          1,536,049
                                                          ---------
Net investment income                                       921,337
                                                          ---------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)         57,615,231
Net unrealized appreciation of investments                2,561,460
                                                          ---------
Net gain on investments                                  60,176,691
                                                          ---------
Net increase in net assets resulting from operations    $61,098,028
                                                          =========


The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

                                          Year ended December 31
                                       ----------------------------
                                           1995           1994
-----------------------------------     -----------   -------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                 $    921,337    $  1,769,499
Net realized gain on investments*       57,615,231      25,250,259
Net unrealized appreciation
  (depreciation) of investments          2,561,460     (35,361,052)
                                         ---------      -----------
Net increase (decrease) resulting
  from operations                       61,098,028      (8,341,294)
                                         ---------      -----------
Dividends from net investment income:
 Class A                                    (2,898)         (4,236)
 Class C                                  (756,996)     (1,816,088)
                                         ---------      -----------
                                          (759,894)     (1,820,324)
                                         ---------      -----------
Distributions from net realized gains:
 Class A                                  (568,862)        (92,832)
 Class B                                (2,759,387)       (200,276)
 Class C                               (56,277,393)    (25,837,209)
 Class D                                  (549,837)        (48,227)
                                         ---------      -----------
                                       (60,155,479)    (26,178,544)
                                         ---------      -----------
Net increase (decrease) from fund
  share transactions (Note 5)           12,930,239     (27,522,240)
                                         ---------      -----------
Total increase (decrease) in net
  assets                                13,112,894     (63,862,402)
Net Assets
Beginning of year                      188,755,098     252,617,500
                                         ---------      -----------
End of year (including
  undistributed net investment
  income of $206,529 and $64,801,
  respectively)                       $201,867,992    $188,755,098
                                         =========      ===========
* Net realized gain for Federal
  income tax purposes
  (Note 1)                            $ 60,297,725    $ 26,178,544
                                         =========      ===========

Notes to Financial Statements
December 31, 1995

Note 1

State Street Research Growth Fund (the "Fund"), is a series of State Street Research Growth Trust, formerly State Street Growth Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized in February, 1989 as a successor to State Street Growth Fund, Inc., a Massachusetts corporation. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities believed by the Investment Adviser to have better than average growth potential over the years.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.
A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

The accompanying notes are an integral part of the financial statements.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains are distributed annually.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into a contract that provides for an annual fee equal to 0.475% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. The fees of the Trustees not currently affiliated with the Adviser amounted to $35,782 during the year ended December 31, 1995.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended December 31, 1995, the amount of such expenses was $18,954.

Note 3

For the year ended December 31, 1995, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $512,963,794 and $566,085,289, respectively.

Note 4

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended December 31, 1995, fees pursuant to such plan amounted to $3,372, $51,224 and $11,345 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan earned initial sales charges aggregating $3,476 and $210, respectively, on sales of Class A shares of the Fund during the year ended December 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $2,120 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $18,143 and $557 on redemptions of Class B and Class D shares, respectively during the same period.

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1995, the Adviser owned one share each of Class A, Class B and Class D of the Fund. Share transactions were as follows:

                                                           Year ended December 31
                                          ---------------------------------------------------------
                                                     1995                          1994
                                           -------------------------   ----------------------------
Class A                                     Shares        Amount         Shares         Amount
--------------------------------------     ----------    -----------    ----------   --------------
Shares sold                                  208,712   $  1,886,012        47,443     $    391,810
Issued upon reinvestment of:
 Distributions from net realized gains        78,495        551,038        11,437           81,091
 Dividends from net investment income            315          2,775           341            2,582
Shares redeemed                              (49,931)      (451,405)      (28,715)        (237,146)
                                            --------      ---------      --------      ------------
Net increase                                 237,591   $  1,988,420        30,506     $    238,337
                                            ========      =========      ========      ============
Class B                                     Shares        Amount         Shares          Amount
--------------------------------------      --------      ---------      --------      ------------
Shares sold                                1,044,801   $  9,544,221        95,509     $    797,077
Issued upon reinvestment of
distributions from net realized gains        352,023      2,425,440        26,274          184,443
Shares redeemed                              (65,041)      (572,546)      (18,494)        (152,620)
                                            --------      ---------      --------      ------------
Net increase                               1,331,783   $ 11,397,115       103,289     $    828,900
                                            ========      =========      ========      ============
Class C                                      Shares        Amount         Shares          Amount
--------------------------------------      --------      ---------      --------      ------------
Shares sold                                   18,689   $    168,373         1,054     $      8,692
Issued upon reinvestment of:
 Distributions from net realized gains     2,691,966     18,924,523     1,137,980        7,887,572
 Dividends from net investment income         12,393        109,179        33,456          250,211
Shares redeemed                           (2,415,508)   (21,806,684)   (4,369,713)     (36,946,991)
                                            --------      ---------      --------      ------------
Net increase (decrease)                      307,540   $ (2,604,609)   (3,197,223)    $(28,800,516)
                                            ========      =========      ========      ============
Class D                                      Shares        Amount         Shares          Amount
--------------------------------------      --------      ---------      --------      ------------
Shares sold                                  199,449   $  1,805,535        22,162     $    187,612
Issued upon reinvestment of
distributions from net realized gains         74,313        511,275         6,869           48,217
Shares redeemed                              (20,783)      (167,497)       (3,007)         (24,790)
                                            --------      ---------      --------      ------------
Net increase                                 252,979   $  2,149,313        26,024     $    211,039
                                            ========      =========      ========      ============

Financial Highlights
For a share outstanding throughout each year:

                                                    Class A                         Class B
                                           ---------------------------   ------------------------------
                                             Year ended December 31          Year ended December 31
                                           ---------------------------   ------------------------------
                                            1995***   1994       1993*     1995***   1994       1993**
--------------------------------------     ------    -------    ------    ------    -------   ---------
Net asset value, beginning of year       $  7.09     $ 8.50    $ 9.63   $  7.02     $ 8.46     $ 9.56
Net investment income (loss)                 .01        .05       .06      (.06)      (.00)       .03
Net realized and unrealized gain
  (loss)  on investments                    2.30       (.38)      .37      2.29       (.41)       .42
Dividends from net investment income        (.02)      (.05)     (.08)       --         --       (.07)
Distributions from net realized gains      (2.36)     (1.03)    (1.48)    (2.36)     (1.03)     (1.48)
                                            ----      -----      ----      ----      -----      -------
Net asset value, end of year             $  7.02     $ 7.09    $ 8.50   $  6.89     $ 7.02     $ 8.46
                                            ====      =====      ====      ====      =====      =======
Total return                               32.57%+    (3.83)%+   4.52%+++ 31.71%+    (4.80)%+    4.64%+++
Net assets at end of year (000s)         $ 2,379     $  719    $  602   $10,684     $1,544     $  986
Ratio of operating expenses to
   average net assets                       0.89%      0.90%     0.96%++   1.63%      1.63%      1.71%++
Ratio of net investment income
   (loss) to average net assets             0.12%      0.54%     0.48%++  (0.69)%    (0.20)%    (0.36)%++
Portfolio turnover rate                   234.43%     57.18%    68.36%   234.43%     57.18%     68.36%

                                                                Class C                                         Class D
                                   ---------------------------------------------------------------   ------------------------------
                                                         Year ended December 31                              Year ended December 31
                                   ---------------------------------------------------------------   ------------------------------
                                     1995***        1994           1993          1992         1991        1995***    1994   1993**
------------------------------     ----------    -----------    ----------    ----------    ----------    ------    ----- ---------
Net asset value,
   beginning of year              $   7.08    $   8.51      $   9.26    $   9.14   $   7.44   $ 7.02       $8.45       $   9.56

Net investment income (loss)           .04         .07           .09         .14        .17     (.06)       (.00)           .03

Net realized and unrealized
   gain (loss) on
  investments(open diamond)           2.29        (.40)          .74         .15       1.71     2.28        (.40)           .41

Dividends from net investment
   income                             (.03)       (.07)         (.10)       (.14)      (.18)      --          --           (.07)
Distributions from net realized
  gains                              (2.36)      (1.03)        (1.48)       (.03)                 --        2.36)         (1.03)
                                                                                                                          (1.48)
                                  --------     ---------     -------    --------    -------   --------   --------        -------
Net asset value, end of year      $   7.02    $   7.08      $   8.51    $   9.26   $   9.14   $ 6.88       $7.02       $   8.45
                                  ========     =========     =======    ========    =======   ========   ========       ========

Total return                         33.02%+     (3.82)%+       8.94%+      5.71%+    26.77%+  31.57%+     (4.68)%+        4.59%+++

0Net assets at end of year
   (000s)                         $186,689    $186,108      $250,786    $263,781   $273,607   $2,117       $ 384       $186,108

Ratio of operating expenses
  to average net assets              0.64%        0.64%         0.66%       0.57%      0.56%    1.63%       1.63%          $242

Ratio of net investment income
   (loss) to average net
  assets                              0.43%       0.78%         0.92%       1.56%      2.02%   (0.67)%     (0.20)%         1.71%++

Portfolio turnover rate             234.43%      57.18%        68.36%      35.60%     31.89%  234.43%      57.18%         (0.34)%++

(open diamond)After provision for Federal
  tax on retained capital
  gains at end of year of               --          --            --    $    .22   $    .12       --          --          68.36%
-----------------------------------------------------------------------------------------------------------------------------------


++  Annualized
*   March 16, 1993 (commencement of share class designations) to December 31,
    1993.
**  March 18, 1993 (commencement of share class designations) to December 31,
    1993.
*** Per-share figures have been calculated using the average shares method.
+ Total return figures do not reflect any front-end or contingent deferred sales charges.
+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

Report of Independent Accountants

To the Trustees of State Street Research Growth Trust
(formerly State Street Growth Trust) and
Shareholders of State Street Research Growth Fund:

We have audited the accompanying statement of assets and liabilities of State Street Research Growth Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Growth Fund as of December 31, 1995, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.
Boston, Massachusetts
February 2, 1996

State Street Research Growth Fund

Management's Discussion of Fund Performance

Growth Fund performed well in 1995 and prospered from both a booming stock market and successful stock selection.

Technology stocks led the market for most of the year, and the Fund participated and profited from this tech stock rally. The fourth quarter saw some personal computer and semiconductor stocks fall out of favor with the market, which hurt Fund performance somewhat. Eventually, the Fund reduced technology holdings to 21% of the total portfolio and eliminated semiconductor stocks altogether.

While retail stocks as a sector of the market did not fare very well in 1995, the Fund had success with a number of retail holdings. Most of these stocks were specialty retailers that concentrated in a specific niche and achieved a substantial market share.

The Fund increased holdings in insurance stocks, which benefited from cost cutting and offered good value.

December 31, 1995

The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. During the periods prior to 1993 that shares of the Fund were not offered to the general public, the Fund was not subject to the cash inflows or higher redemptions or expenses that have occurred since 1993, when the Fund commenced a continuous public offering. Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and institutions. Performance prior to class designations in 1993 does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" and "D" shares, which will reduce subsequent performance.

                      Comparison Of Change In Value Of A
                      $10,000 Investment In Growth Fund
                               and The S&P 500
Class A Shares
****************************[LINE CHART]**************************************
                    Average Annual Total Return
                  1 Year     5 Years     10 Years
                  +26.61%    +12.14%     +12.17%
                              Growth
                               Fund      S&P 500
                   1/86        9500       10000
                  12/86        10827      11867
                  12/87        11844      12490
                  12/88        12942      14558
                  12/89        18097      19163
                  12/90        16982      18567
                  12/91        21529      24212
                  12/92        22758      26054
                  12/93        24734      28674
                  12/94        23787      29051
                  12/95        31535      39955
******************************************************************************


Class B Shares
****************************[LINE CHART]**************************************
                            Average Annual Total Return
                           1 Year    5 Years     10 Years
                           +26.80%   +12.43%     +12.43%

                                  Growth
                                   Fund   S&P 500
                            1/86   10000   10000
                           12/86   11337   11867
                           12/87   12402   12490
                           12/88   13552   14558
                           12/89   18950   19163
                           12/90   17782   18567
                           12/91   22543   24212
                           12/92   23830   26054
                           12/93   25742   28674
                           12/94   24507   29051
                           12/95   32278   39955
*******************************************************************************



Class C Shares
****************************[LINE CHART]**************************************
                     Average Annual Total Return

                     1 Year   5 Years    10 Years
                     +33.02%  +13.31%    +12.75%

                            Growth
                             Fund  S&P 500
                      1/86   10000   10000
                     12/86   11337   11867
                     12/87   12402   12490
                     12/88   13552   14558
                     12/89   18950   19163
                     12/90   17782   18567
                     12/91   22543   24212
                     12/92   23830   26054
                     12/93   25960   28674
                     12/94   24967   29051
                     12/95   33212   39955
*******************************************************************************

Class D Shares
****************************[LINE CHART]**************************************
                     Average Annual Total Return

                     1 Year  5 Years   10 Years
                     +30.59% +12.66%    +12.43%


                             Growth
                              Fund  S&P 500
                      1/86   10000   10000
                     12/86   11337   11867
                     12/87   12402   12490
                     12/88   13552   14558
                     12/89   18950   19163
                     12/90   17782   18567
                     12/91   22543   24212
                     12/92   23830   26054
                     12/93   25729   28674
                     12/94   24524   29051
                     12/95   32266   39955
*******************************************************************************

Growth Fund    (solid line)

S&P 500        (dashed line)

State Street Research Growth Fund

Fund Information, Officers and Trustees of State Street Research Growth Trust

Fund Information

State Street Research
Growth Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore, Jr.
Vice President

Dudley F. Wade
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Growth Fund
One Financial Center
Boston, MA 02111

                                   [indicia]
                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Brockton, MA
                                 Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:

     State Street Research
     Shareholder Services
     P.O. Box 8408
     Boston, MA 02266-8408

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER: 2963-960220(0397)SSR-LD

Cover Illustration by Dorothy Cullinan                              GF-926D-296